Acquisition costs and other expenditure - Fair value of options and awards (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2019 GBP (£) Y £ / shares	Oct. 31, 2019 GBP (£) Y £ / shares	Dec. 31, 2021 GBP (£) entity Y £ / shares	Dec. 31, 2020 GBP (£) Y £ / shares	Dec. 31, 2019 GBP (£) £ / shares
Share-based payment
Volatility assumption - number of competitors in basket | entity			12
Volatility assumption - average volatility for basket of competitors (as a percent)			23.62%	41.40%	23.10%
Volatility assumption - period of correlations for basket of competitors			3 years
Prudential LTIP (TSR)
Share-based payment
Expected volatility (as a percent)			26.69%	41.08%	22.14%
Risk-free interest rate (as a percent)			0.36%	0.39%	0.97%
Weighted average share price at grant date | £ / shares			£ 15.11	£ 10.49	£ 16.07
Weighted average fair value at grant date | £			£ 7.70	£ 4.93	£ 6.32
SAYE options
Share-based payment
Dividend yield (as a percent)	2.10%	3.66%	0.81%	3.45%
Expected volatility (as a percent)	23.92%	25.58%	22.31%	27.55%
Risk-free interest rate (as a percent)	1.60%	0.31%	1.18%	0.27%
Expected option life (years) | Y	3.47	3.96	4.50	3.92
Weighted average exercise price | £ / shares	£ 11.18	£ 11.12	£ 14.76	£ 10.74
Weighted average share price at grant date | £ / shares	£ 13.77	£ 13.94	£ 11.90	£ 9.64
Weighted average fair value at grant date | £	£ 3.35	£ 2.90	£ 4.13	£ 1.95
Other awards
Share-based payment
Weighted average fair value at grant date | £			£ 14.79	£ 10.54	£ 15.39